PIMCO RAFI Dynamic Multi-Factor International Equity ETF Investment Strategy - PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor Developed Ex-U.S. Index (the “Underlying Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index. The Underlying Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Underlying Index is constructed by RAFI Indices, LLC (the “Index Provider”) using a rules-based approach to construct factor portfolios within the Underlying Index. The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, and preferred shares in countries where preferred shares are economically equivalent to common, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to countries classified by the Index Provider to fall within the following regions, Developed Europe ex-U.K., U.K., Japan and Other Developed Markets. As of September 30, 2026, there are 23 developed market countries (excluding the United States) eligible for inclusion. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight within each region constitute the large/mid company universe. Companies that rank in the top 98% by fundamental weight, excluding companies in the top 86%, within each region constitute the small company universe. The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum and size. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion. The size factor is the equal weight of the small company portions of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor”, which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company. As of September 30, 2026, the Underlying Index consisted of 1,700 Component Securities. The Underlying Index dynamically allocates to each factor at each quarterly rebalance. Dynamic allocation starts with an equal weighting to each factor plus an additional weight, which is based on a calculation of a factor’s standard momentum and long-term reversal signal relative to the other factors. Additional weights to a particular factor are capped at a maximum of 15% and minimum of -15% relative to equal weighting. Each factor (other than momentum) is reconstituted annually on the last Friday of March and rebalanced on a quarterly staggered basis on the last Friday of March, June, September and third Friday of December. For example, a single factor will be divided into four identical tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the factor) is rebalanced, but the remaining three tranches (i.e., the other 75% of the factor) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly. At each quarterly rebalance, trading controls are implemented to minimize turnover. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.